CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investment Securities
Held to Maturity, Fair Value	$ 41,909	$ 45,635
Other Real Estate, Allowance	$ 4,561,099	$ 2,373,511
Stockholders' Equity
Preferred Stock, Par Value (in dollars per share)	$ 1,000	$ 1,000
Preferred Stock, Authorized (in shares)	10,000,000	10,000,000
Preferred Stock, Issued (in shares)	28,000	28,000
Common Stock, Par Value (in dollars per share)	$ 1	$ 1
Common Stock, Authorized (in shares)	20,000,000	20,000,000
Common Stock, Issued (in shares)	8,439,258	8,439,258